Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Inventories	¥ 90,351	$ 13,847	¥ 129,641
Trade and other receivables and prepayments	617,328	94,610	596,359
Pledged bank deposits	26,000	3,985	14,900
Fixed bank deposits with maturity periods over three months	290,000	44,444	290,000
Bank balances and cash	616,290	94,451	906,840
Total current assets	1,639,969	251,337	1,937,740
Non-current assets
Property, plant and equipment	960,453	147,196	1,076,731
Right-of-use assets	348,174	53,360	357,599
Long term prepayments	12,000	1,839	0
Deferred tax assets	117,846	18,061	54,641
Deposits paid for acquisition of property, plant and equipment	62,083	9,515	61,618
Intangible assets	17,000	2,605	17,000
Total non-current assets	1,517,556	232,576	1,567,589
Total assets	3,157,525	483,913	3,505,329
Current liabilities
Trade and other payables and accruals	489,380	75,001	410,764
Amount due to a shareholder	0	0	10,557
Taxation payable	0	0	982
Short-term bank borrowings	558,000	85,517	558,000
Total current liabilities	1,047,380	160,518	980,303
Non-current liabilities
Deferred income	5,310	814	6,106
Deferred tax liabilities	70,111	10,745	85,150
Total non-current liabilities	75,421	11,559	91,256
Total liabilities	1,122,801	172,077	1,071,559
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 shares issued and outstanding as of December 31, 2019 and 2020)	136	21	136
Additional paid in capital	392,076	60,088	392,076
Reserves	1,642,512	251,727	2,041,558
Total equity attributable to owners of the Company	2,034,724	311,836	2,433,770
Total equity and liabilities	¥ 3,157,525	$ 483,913	¥ 3,505,329